Subsequent Events	6 Months Ended
Jun. 30, 2023
Subsequent Events
Subsequent Events

Note 21 – Subsequent Events

From August 2023 to September 2023, Streeterville delivered conversion notice for convertible notes in principle of $150,000. The Company issued an aggregate of 89,183 ordinary shares, par value $0.24 per share, of the Company, to Streeterville.

On August 10, 2023, the Company formed a wholly-owned subsidiary, Zhejiang Zhuguxingqi Technology Co., Ltd., in Lishui, China, this subsidiary will be primarily engaged in bamboo charcoal products and wood products trading business.